Summary of Significant Accounting Policies Summary of Significant Accounting Policies - Summary of property, plant, and equipment (Details)	12 Months Ended
Dec. 31, 2018
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life	3 years
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years
Manufacturing equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Research and development equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years
Research and development equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Software and computer equipment
Property, Plant and Equipment [Line Items]
Useful life	3 years
Vehicles
Property, Plant and Equipment [Line Items]
Useful life	5 years